VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—60.3%
Auto Manufacturers—5.7%
NIO, Inc. 0.000%, 2/1/26	$ 11,800	$ 9,411
Biotechnology—10.5%
Insmed, Inc. 1.750%, 1/15/25(1)	5,500	5,024
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24(1)	8,000	7,350
Ligand Pharmaceuticals, Inc. 0.750%, 5/15/23	5,000	4,841
		17,215

Diversified Financial Services—2.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.000%, 8/15/23	4,220	4,001
Equity Real Estate Investment Trusts (REITs)—2.6%
Redwood Trust, Inc. 5.625%, 7/15/24	5,000	4,275
Healthcare-Products—3.1%
NanoString Technologies, Inc. 2.625%, 3/1/25	1,500	1,247
NuVasive, Inc. 1.000%, 6/1/23(1)	4,000	3,895
		5,142

Internet—6.2%
Pinduoduo, Inc. 0.000%, 12/1/25	7,000	6,283
Wayfair, Inc. 1.125%, 11/1/24	4,500	3,915
		10,198

Media—8.6%
DISH Network Corp. 2.375%, 3/15/24(1)	7,500	6,802
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)(2)	7,500	7,256
		14,058

Oil, Gas & Consumable Fuels—0.9%
Oil States International, Inc. 1.500%, 2/15/23	1,500	1,440
Pharmaceuticals—2.2%
Jazz Investments I Ltd. 1.500%, 8/15/24(1)	3,855	3,686
Software—18.1%
Alteryx, Inc. 0.500%, 8/1/24(1)	7,000	6,326
Benefitfocus, Inc. 1.250%, 12/15/23	3,000	2,892
DocuSign, Inc. 0.000%, 1/15/24(1)(3)	4,000	3,754
	Par Value	Value

Software—continued
Everbridge, Inc. 0.125%, 12/15/24(1)	$ 4,000	$ 3,495
i3 Verticals LLC 1.000%, 2/15/25	9,000	7,807
LivePerson, Inc. 0.750%, 3/1/24	1,000	926
PROS Holdings, Inc. 1.000%, 5/15/24(3)	4,000	3,686
RingCentral, Inc. 0.000%, 3/1/25(1)	1,160	965
		29,851

Total Convertible Bonds and Notes (Identified Cost $107,318)		99,277

Corporate Bonds and Notes—45.7%
Aerospace & Defense—2.1%
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)(2)	1,722	1,741
144A 6.250%, 9/15/24(2)	1,850	1,710
		3,451

Airlines—2.3%
Delta Air Lines, Inc. 2.900%, 10/28/24(1)(3)	4,000	3,780
Auto Manufacturers—0.3%
Ford Motor Credit Co. LLC 4.063%, 11/1/24(1)(3)	500	479
Building Materials—1.9%
Koppers, Inc. 144A 6.000%, 2/15/25(1)(2)	3,420	3,061
Commercial Services—1.8%
ADT Security Corp. (The) 4.125%, 6/15/23(1)	3,000	2,970
Containers & Packaging—3.1%
Owens-Brockway Glass Container, Inc.
144A 5.875%, 8/15/23(1)(2)(3)	2,610	2,597
144A 5.375%, 1/15/25(1)(2)	2,610	2,466
		5,063

Diversified Financial Services—3.6%
Navient Corp. 7.250%, 9/25/23(1)	2,800	2,808
OneMain Finance Corp. 8.250%, 10/1/23(1)	3,000	3,048
		5,856

Entertainment—4.7%
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)(2)	4,000	3,885
See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Entertainment—continued
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(1)(2)(3)	$ 4,000	$ 3,873
		7,758

Equity Real Estate Investment Trusts (REITs)—2.3%
Service Properties Trust 4.350%, 10/1/24(1)	4,170	3,829
Food & Beverage—2.4%
Albertsons Cos., Inc. 144A 3.500%, 2/15/23(1)(2)	4,000	3,970
Healthcare-Services—4.0%
HCA, Inc. 5.375%, 2/1/25(1)	3,000	2,962
Tenet Healthcare Corp. 4.625%, 7/15/24(1)	3,716	3,623
		6,585

Internet—2.4%
Netflix, Inc. 5.875%, 2/15/25(1)	4,000	4,020
Leisure Time—1.6%
NCL Corp. Ltd. 144A 3.625%, 12/15/24(1)(2)	3,000	2,603
Lodging—2.0%
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)(2)(3)	3,500	3,313
Media—6.9%
CCO Holdings LLC 144A 4.000%, 3/1/23(1)(2)	4,000	3,970
CSC Holdings LLC 5.250%, 6/1/24(1)(3)	4,000	3,880
DISH DBS Corp. 5.875%, 11/15/24(1)	3,785	3,489
		11,339

Oil, Gas & Consumable Fuels—2.5%
Occidental Petroleum Corp. 6.950%, 7/1/24(1)	4,000	4,099
Telecommunications—1.8%
Sprint Corp. 7.125%, 6/15/24(1)	3,000	3,033
Total Corporate Bonds and Notes (Identified Cost $80,334)		75,209

Leveraged Loans—32.8%
Advertising—0.5%
Advantage Sales & Marketing, Inc. Tranche B-1 (2-3 month LIBOR + 4.500%) 8.284%, 10/28/27 (4)	982	852
	Par Value	Value

Airlines—0.3%
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 7.993%, 10/20/27 (4)	$ 500	$ 504
Auto Components—1.2%
Adient U.S. LLC Tranche B-1 (1 month LIBOR + 3.250%) 7.004%, 4/10/28 (4)	988	953
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 6.206%, 10/1/25 (4)	982	977
		1,930

Chemicals—0.6%
Ecovyst Catalyst Technologies LLC (3 month LIBOR + 2.500%) 6.915%, 6/9/28 (4)	985	950
Commercial Services—3.1%
Allied Universal Holdco LLC (1 month LIBOR + 3.750%) 7.504%, 5/12/28 (4)	990	897
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 7.010%, 6/30/28 (4)	1,251	1,204
Tranche C (1 month LIBOR + 3.250%) 7.010%, 6/30/28 (4)	239	230
R1 RCM, Inc. Tranche B (1 month Term SOFR + 3.000%) 6.729%, 6/21/29 (4)	1,170	1,159
Travelport Finance (Luxembourg) S.a.r.l. First Lien (3 month LIBOR + 5.000%) 5.220%, 5/29/26 (4)(5)	970	727
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 6.004%, 3/31/28 (4)	985	964
		5,181

Computers—2.7%
Conduent Business Services LLC Tranche B (1 month LIBOR + 4.250%) 8.004%, 10/16/28 (4)	992	939
KBR, Inc. Tranche B (1 month LIBOR + 2.750%) 6.504%, 2/5/27 (4)	1,001	993
McAfee Corp. Tranche B-1 (1 month Term SOFR + 3.750%) 6.870%, 3/1/29 (4)	1,197	1,093
NCR Corp. (3 month LIBOR + 2.500%) 6.920%, 8/28/26 (4)	1,459	1,397
		4,422

Containers & Packaging—0.9%
Pactiv Evergreen Group Holdings, Inc. Tranche B-3 (1 month LIBOR + 3.500%) 7.254%, 9/25/28 (4)	1,487	1,441
Cosmetics & Personal Care—0.6%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 5.448%, 4/7/25 (4)	995	971
Diversified Financial Services—0.4%
Blucora, Inc. (3 month LIBOR + 4.000%) 7.674%, 5/22/24 (4)	694	687

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Entertainment—1.4%
AMC Entertainment Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 6.314%, 4/22/26 (4)	$ 965	$ 683
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 5.892%, 7/21/26 (4)	1,614	1,583
		2,266

Environmental Services—0.6%
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 7.415%, 5/30/25 (4)	990	984
Food Service—0.9%
Aramark Services, Inc. Tranche B-5 (1 month LIBOR + 2.500%) 6.254%, 4/6/28 (4)	1,500	1,475
Internet—1.3%
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 5.504%, 2/15/24 (4)	1,192	1,183
Match Group, Inc. Tranche B-1 (3 month LIBOR + 1.750%) 4.692%, 2/13/27 (4)	1,000	978
		2,161

Leisure Time—1.1%
Callaway Golf Co. (1 month LIBOR + 4.500%) 8.254%, 1/2/26 (4)	905	902
Carnival Corp. 2021, Tranche B (6 month LIBOR + 3.250%) 6.127%, 10/18/28 (4)	995	910
		1,812

Lodging—2.0%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 6.504%, 12/23/24 (4)	1,169	1,155
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 6.754%, 8/2/28 (4)	1,238	1,217
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 6.500%, 4/29/24 (4)	899	875
		3,247

Machinery-Diversified—0.9%
Gardner Denver, Inc. Tranche B-1 (1 month Term SOFR + 1.850%) 5.579%, 3/1/27 (4)	1,585	1,548
Media—3.9%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 5.510%, 2/1/27 (4)	987	969
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 8.754%, 8/2/27 (4)	910	865
	Par Value	Value

Media—continued
Gray Television, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 5.615% - 5.628%, 2/7/24 (4)	$ 1,071	$ 1,070
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 6.254%, 9/18/26 (4)	853	843
Sinclair Television Group, Inc. Tranche B-3 (1 month LIBOR + 3.000%) 6.760%, 4/1/28 (4)	1,234	1,145
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 5.912%, 1/31/28 (4)	1,500	1,468
		6,360

Metal Fabricate/Hardware—0.4%
Advanced Drainage Systems, Inc. (1 month Term SOFR + 2.350%) 5.370%, 7/31/26 (4)	613	613
Miscellaneous Manufacturing—0.6%
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 6.254%, 3/31/27 (4)	995	965
Oil, Gas & Consumable Fuels—0.1%
Lealand Finance Co. B.V. (1 month LIBOR + 4.000%) 7.754%, 6/30/25 (4)	173	90
Pharmaceuticals—1.4%
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 5.375%, 3/15/28 (4)	985	962
Organon & Co. (3 month LIBOR + 3.000%) 6.188%, 6/2/28 (4)	1,448	1,410
		2,372

Retail—3.4%
Academy Ltd. (1 month LIBOR + 3.750%) 6.878%, 11/5/27 (4)	993	977
Burlington Coat Factory Warehouse Corp. Tranche B-6 (1 month LIBOR + 2.000%) 5.760%, 6/24/28 (4)	1,347	1,293
CWGS Group LLC (1 month LIBOR + 2.500%) 5.839% - 6.254%, 6/3/28 (4)	983	873
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 6.924%, 3/3/28 (4)	1,162	1,113
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 6.254%, 10/20/28 (4)	1,485	1,386
		5,642

Semiconductors—0.3%
Cohu, Inc. Tranche B (3 month LIBOR + 3.000%) 6.371%, 10/1/25 (4)	429	424
Software—1.7%
BMC Software 2021 (1 month LIBOR + 3.750%) 7.504%, 10/2/25 (4)	867	832

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
Camelot U.S. Acquisition I Co. (1 month LIBOR + 3.000%) 6.754%, 10/30/26 (4)	$ 1,061	$ 1,041
Ceridian HCM Holding, Inc. (1 month LIBOR + 2.500%) 6.254%, 4/30/25 (4)	995	960
		2,833

Telecommunications—2.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 6.004%, 3/15/27 (4)	972	904
Ciena Corp. 2020 (1 month LIBOR + 1.750%) 5.239%, 9/26/25 (4)	985	978
Commscope, Inc. (1 month LIBOR + 3.250%) 7.004%, 4/6/26 (4)	1,459	1,388
Frontier Communications Corp. Tranche B (3 month LIBOR + 3.750%) 7.438%, 5/1/28 (4)	987	931
		4,201

Total Leveraged Loans (Identified Cost $56,296)		53,931

	Shares
Common Stocks—0.3%
Banks—0.3%
CCF Holdings LLC (5)(6)	1,369,231	315
CCF Holdings LLC Class M(5)(6)	293,320	67
		382

Construction & Engineering—0.0%
McDermott International Ltd.(6)	71,796	43
Total Common Stocks (Identified Cost $3,272)		425

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC(5)(6)	485,227	34
Total Warrant (Identified Cost $—)		34

Total Long-Term Investments—139.1% (Identified Cost $247,220)		228,876

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.872%)(7)	4,539,223	4,539
Total Short-Term Investment (Identified Cost $4,539)		4,539

	Shares	Value

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.912%)(7)(8)	1,009,716	$ 1,010
Total Securities Lending Collateral (Identified Cost $1,010)		1,010

TOTAL INVESTMENTS—142.4% (Identified Cost $252,769)		$234,425
Other assets and liabilities, net—(42.4)%		(69,838)
NET ASSETS—100.0%		$164,587

Abbreviations:
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $99,401.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities amounted to a value of $40,445 or 24.6% of net assets.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Variable rate security. Rate disclosed is as of October 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Cayman Islands	7
Bermuda	3
Netherlands	1
Luxembourg	1
Total	100%
† % of total investments as of October 31, 2022.

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$75,209	$—	$75,209	$—
Leveraged Loans	53,931	—	53,204	727
Convertible Bonds and Notes	99,277	—	99,277	—
Equity Securities:
Common Stocks	425	43	—	382
Warrant	34	—	—	34
Money Market Mutual Fund	4,539	4,539	—	—
Securities Lending Collateral	1,010	1,010	—	—
Total Investments	$234,425	$5,592	$227,690	$1,143
Security held by the Fund with an end of period value of $727 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common Stocks	Warrants
Investments in Securities
Balance as of January 31, 2022:	$ 842	$ —	$ 731	$ 111
Change in unrealized appreciation (depreciation)(a)	(426)	—	(349)	(77)
Transfers into Level 3(b)	727	727	—	—
Balance as of October 31, 2022	$ 1,143	$ 727	$ 382	$ 34
(a) The change in unrealized appreciation (depreciation) on investments still held at October 31, 2022, was $(426).
(b)“Transfers into and/or from” represent the ending value as of October 31, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2022:
Investments in Securities – Assets	Ending Balance at October 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stocks:
CCF Holdings LLC	$315	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$67	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%

Warrant:
CCF Holdings LLC	$34	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	52.08%

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.